Business Combinations	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Business Combinations
2.	Business Combinations

On April 5, 2013, the Company entered into a definitive merger agreement with Gateway Community Financial Corporation, the mid-tier holding company for GCF Bank. Gateway Community Financial Corporation has no public shareholders, and therefore no merger consideration will be paid to third parties. The Company will issue shares of its common stock to Investors MHC as consideration for the transaction. The number of shares to be issued will be based on the pro forma market valuation of Gateway Community Financial Corporation as determined by an independent appraisal. As of June 30, 2013, Gateway Community Financial Corporation operated 4 branches in Gloucester County, New Jersey, and had assets of $303.0 million, deposits of $271.6 million and a net worth of $24.4 million. The merger agreement has been approved by the boards of directors of each company and is subject to regulatory approvals and other customary closing conditions. As the merger has not been completed, the transaction is not reflected in the balance sheet or results of operation for the periods presented in this document.

On December 19, 2012, the Company entered into a definitive merger agreement with Roma Financial Corporation, the federally-chartered holding company for Roma Bank and RomAsia Bank. Under the terms of the merger agreement, 100% of the shares of Roma Financial will be converted into Investors Bancorp Inc. common stock. As of June 30, 2013, Roma Financial Corporation operated 26 branches in Burlington, Ocean, Mercer, Camden and Middlesex counties, New Jersey, and had assets of $1.73 billion, deposits of $1.41 billion and stockholders’ equity of $217.2 million. The merger agreement has been approved by the boards of directors of each company as well as Investors Bancorp and Roma Financial shareholders. The merger is subject to the requisite regulatory approvals and other customary closing conditions. As the merger has not been completed, the transaction is not reflected in the balance sheet or results of operation for the periods presented in this document.

On October 15, 2012, the Company completed the acquisition of Marathon Banking Corporation and Marathon National Bank of New York, (“Marathon Bank”) a federally chartered bank with 13 full-service branches in the New York metropolitan area. The acquisition was accounted for under the acquisition method of accounting as prescribed by “ASC” 805 “Business Combinations”, as amended. After the purchase accounting adjustments, the Company assumed $777.5 million in customer deposits and acquired $558.5 million in loans. This transaction resulted in $38.6 million of goodwill and generated $5.0 million in core deposit intangibles. Under this method of accounting, the purchase price has been allocated to the respective assets acquired and liabilities assumed based on their estimated fair values, net of applicable income tax effects. The excess cost over fair value of net assets acquired has been recorded as goodwill. The purchase price of $135.0 million was paid using available cash.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for Marathon, net of cash consideration paid:

At October 15, 2012
(In millions)
Cash and cash equivalents, net	$113.0
Securities available-for-sale	42.2
Securities held to maturity	4.7
Loans receivable	558.5
Accrued interest receivable	1.5
Other real estate owned	1.0
Office properties and equipment, net	7.5
Goodwill	38.6
Intangible assets	5.0
Other assets	14.7

Total assets acquired	786.7

Deposits	(777.5)
Borrowed funds	(5.2)
Other liabilities	(4.0)

Total liabilities assumed	$(786.7)

For the nine months ended September 30, 2013, an adjustment of $207,000 was recorded to goodwill due to adjustments to purchase accounting, see footnote 7, “Goodwill and Other Intangible Assets”. The calculation of goodwill is subject to change for up to one year after closing date of the transactions as additional information relative to closing dates estimates and uncertainties becomes available.

On January 6, 2012, the Company completed the acquisition of Brooklyn Federal Bancorp, Inc. (“BFSB”), the holding company of Brooklyn Federal Savings Bank, a federally chartered savings bank with five full-service branches in Brooklyn and Long Island. After the purchase accounting adjustments, the Company assumed $385.9 million in customer deposits and acquired $177.5 million in loans. This transaction resulted in $16.7 million of goodwill and generated $218,000 in core deposit intangibles. Under the acquisition method of accounting, the purchase price has been allocated to the respective assets acquired and liabilities assumed based on their estimated fair values, net of applicable income tax effects. The excess cost over fair value of net assets acquired has been recorded as goodwill. The purchase price of $10.3 million was paid through a combination of the Company’s common stock (551,862 shares), issued to Investors Bancorp, MHC, and cash of $2.9 million. Brooklyn Federal Savings Bank was merged into the Bank as of the acquisition date. In a separate transaction, the Company sold most of Brooklyn Federal Savings Bank’s commercial real estate loan portfolio to a real estate investment fund on January 10, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for BFSB, net of cash consideration paid:

At January 6, 2012
(In millions)
Cash and cash equivalents, net	$27.7
Securities available-for-sale	170.4
Loans receivable	177.5
Accrued interest receivable	1.1
Office properties and equipment, net	5.2
Goodwill	16.7
Intangible assets	0.2
Other assets	9.3

Total assets acquired	408.1

Deposits	(385.9)
Borrowed funds	(8.2)
Other liabilities	(6.4)

Total liabilities assumed	(400.5)

Net assets acquired	$7.6

The purchase accounting for the Brooklyn is complete and reflected in the table above and in our consolidated financial statements.

Fair Value Measurement of Assets Acquired and Liabilities Assumed

Described below are the methods used to determine the fair values of the significant assets acquired and liabilities assumed in the Marathon and BFSB acquisitions:

Securities.

The estimated fair values of the investment securities classified as available for sale were calculated utilizing Level 1 inputs. The prices for these instruments are based upon sales of the securities shortly after the acquisition date. Investment securities classified as Held to Maturity were valued using a combination of Level 2 and Level 3 inputs. The Company reviewed the data and assumptions used in pricing the securities by its third party provider to ensure the highest level of significant inputs are derived from market observable data.

Loans.

The acquired loan portfolio was valued based on guidance from ASC 820-10 which defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. Level 3 procedures utilized to value the portfolio included the use of present value techniques employing cash flow estimates and the incorporated assumptions that marketplace participants would use in estimating fair values. In instances where reliable market information was not available, the Company used its own assumptions in an effort to determine reasonable fair value. Specifically, the Company utilized three separate fair value analyses we believe a market participant might employ in estimating the entire fair value adjustment required under ASC 820-10. The three separate fair valuation methodologies used are: 1) interest rate loan fair value analysis, 2) general credit fair value adjustment and 3) specific credit fair value adjustment.

To prepare the interest rate loan fair value analysis loans were assembled into groupings by characteristics such as loan type, term, collateral and rate. Market rates for similar loans were obtained from various external data sources and reviewed by Company Management for reasonableness. The average of these rates was used as the fair value interest rate a market participant would utilize. A present value approach was utilized to calculate the interest rate fair value adjustment.

The General Credit Risk fair value adjustment was calculated using a two part general credit fair value analysis; 1) expected lifetime losses and 2) estimated fair value adjustment for qualitative factors. The expected lifetime losses were calculated using an average of historical losses of the Company, Marathon Bank and peer banks. The adjustment related to qualitative factors was impacted by general economic conditions, and the risk related to lack of familiarity with the originator’s underwriting process.

To calculate the Specific Credit fair value adjustment the Company reviewed the acquired loan portfolio for loans meeting the definition of an impaired loan as defined by ASC 310-30. Loans meeting this criteria were reviewed by comparing the contractual cash flows to expected collectible cash flows. The aggregate expected cash flows less the acquisition date fair value will result in an accretable yield amount. The accretable yield amount will be recognized over the life of the loans on a level yield basis as an adjustment to yield.

Deposits / Core Deposit Intangibles.

Core deposit intangibles (CDI) represent the value assigned to demand, interest checking, money market and savings accounts acquired as part of an acquisition. The CDI value represents the future economic benefit, including the present value of future tax benefits, of the potential cost savings from acquiring core deposits as part of an acquisition compared to the cost alternative funding sources.

Certificates of deposit (time deposits) are not considered to be core deposits as they are assumed to have a low expected average life upon acquisition. The fair value of certificates of deposits represents the present value of the certificates’ expected contractual payments discounted by market rates for similar CD’s.

Borrowed Funds.

The present value approach was used to determine the fair value of the borrowed funds acquired during 2012. The fair value of the liability represents the present value of the expected payments using the three year FHLB advance rate.

2.	Business Combinations

On December 19, 2012, the Company entered into a definitive merger agreement with Roma Financial Corporation, the federally-chartered holding company for Roma Bank. Under the terms of the merger agreement, 100% (unaudited) of the shares of Roma Financial will be converted into Investors Bancorp Inc. common stock. As of September 30, 2012, Roma Financial Corporation operated 26 branches (unaudited) in Burlington, Ocean, Mercer, Camden and Middlesex counties, New Jersey, and had asset of $1.84 billion(unaudited), deposits of $1.49 billion (unaudited) and stockholders’ equity of $218.8 million (unaudited). The merger agreement has been approved by the boards of directors of each company. Subject to the required approvals of Investors Bancorp and Roma Financial shareholders, requisite regulatory approvals, the effectiveness of the registration statement to be filed by Investors Bancorp with respect to the stock to be issued in the transaction, and other customary closing conditions, the merger is expected to be completed in the second quarter of 2013. As the merger has not been completed, the transaction is not reflected in the balance sheet or results of operation for the periods presented in this document.

On October 15, 2012, the Company completed the acquisition of Marathon Banking Corporation and Marathon National Bank of New York, (“Marathon Bank”) a federally chartered bank with 13 full-service branches in the New York metropolitan area. After the purchase accounting adjustments, the Company assumed $777.5 million in customer deposits and acquired $558.5 million in loans. This transaction resulted in $38.4 million of goodwill and generated $5.0 million in core deposit intangibles. Under this method of accounting, the purchase price has been allocated to the respective assets acquired and liabilities assumed based on their estimated fair values, net of applicable income tax effects. The excess cost over fair value of net assets acquired has been recorded as goodwill. The purchase price of $135.0 million was paid using available cash. The acquisition was accounted for under the acquisition method of accounting as prescribed by “ASC” 805 “Business Combinations”, as amended.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for Marathon, net of cash consideration paid:

At October 15, 2012
(In millions)
Cash and cash equivalents, net	$113.0
Securities available-for-sale	42.2
Securities held to maturity	4.7
Loans receivable	558.5
Accrued interest receivable	1.5
Other real estate owned	1.0
Office properties and equipment, net	7.5
Goodwill	38.4
Intangible assets	5.0
Other assets	14.9

Total assets acquired	786.7

Deposits	(777.5)
Borrowed funds	(5.2)
Other liabilities	(4.0)

Total liabilities assumed	$(786.7)

On January 6, 2012, the Company completed the acquisition of Brooklyn Federal Bancorp, Inc. (“BFSB”), the holding company of Brooklyn Federal Savings Bank, a federally chartered savings bank with five full-service branches in Brooklyn and Long Island. After the purchase accounting adjustments, the Company assumed $385.9 million in customer deposits and acquired $177.5 million in loans. This transaction resulted in $16.7 million of goodwill and generated $218,000 in core deposit intangibles. Under this method of accounting, the purchase price has been allocated to the respective assets acquired and liabilities assumed based on their estimated fair values, net of applicable income tax effects. The excess cost over fair value of net assets acquired has been recorded as goodwill. The purchase price of $10.3 million was paid through a combination of the Company’s common stock (551,862 shares), issued to Investors Bancorp, MHC, and cash of $2.9 million. Brooklyn Federal Savings Bank was merged into the Bank as of the acquisition date. In a separate transaction the Company sold most of Brooklyn Federal Savings Bank’s commercial real estate loan portfolio to a real estate investment fund on January 10, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for BFSB, net of cash consideration paid:

At January 6, 2012
(In millions)
Cash and cash equivalents, net	$27.7
Securities available-for-sale	170.4
Loans receivable	177.5
Accrued interest receivable	1.1
Office properties and equipment, net	5.2
Goodwill	16.7
Intangible assets	0.2
Other assets	9.3

Total assets acquired	408.1

Deposits	(385.9)
Borrowed funds	(8.2)
Other liabilities	(6.4)

Total liabilities assumed	(400.5)

Net assets acquired	$7.6

The calculation of goodwill is subject to change for up to one year after closing date of the transactions as additional information relative to closing dates estimates and uncertainties becomes available. As the Company finalizes its analysis of these assets, there may be adjustments to the recorded carrying values.

Fair Value Measurement of Assets Acquired and Liabilities Assumed

Described below are the methods used to determine the fair values of the significant assets acquired and liabilities assumed in the Marathon and BFSB acquisitions:

Securities.

The estimated fair values of the investment securities classified as available for sale were calculated utilizing Level 1 inputs. The prices for these instruments are based upon sales of the securities shortly after the acquisition date. Investment securities classified as Held to Maturity were valued using a combination of Level 1and Level 2 inputs. The Company reviewed the data and assumptions used in pricing the securities by its third party provider to ensure the highest level of significant inputs are derived from market observable data.

Loans.

The acquired loan portfolio was valued based on guidance from ASC 820-10 which defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. Level 3 procedures utilized to value the portfolio included the use of present value techniques employing cash flow estimates and the incorporated assumptions that marketplace participants would use in estimating fair values. In instances where reliable market information was not available, the Company used its own assumptions in an effort to determine reasonable fair value. Specifically, the Company utilized three separate fair value analyses we believe a market participant might employ in estimating the entire fair value adjustment required under ASC 820-10. The three separate fair valuation methodologies used are: 1) interest rate loan fair value analysis, 2) general credit fair value adjustment and 3) specific credit fair value adjustment.

To prepare the interest rate loan fair value analysis loans were assembled into groupings by characteristics such as loan type, term, collateral and rate. Market rates for similar loans were obtained from various external data sources and reviewed by Company Management for reasonableness. The average of these rates was used as the fair value interest rate a market participant would utilize. A present value approach was utilized to calculate the interest rate fair value adjustment.

The General Credit Risk fair value adjustment was calculated using a two part general credit fair value analysis; 1) expected lifetime losses and 2) estimated fair value adjustment for qualitative factors. The expected lifetime losses were calculated using an average of historical losses of the Company, Marathon Bank and peer banks. The adjustment related to qualitative factors was impacted by general economic conditions, the risk related to lack of familiarity with the originator’s underwriting process.

To calculate the Specific Credit fair value adjustment the Company reviewed the acquired loan portfolio for loans meeting the definition of an impaired loan as defined by ASC 310-30. Loans meeting this criteria were reviewed by comparing the contractual cash flows to expected collectible cash flows. The aggregate expected cash flows less the acquisition date fair value will result in an accretable yield amount. The accretable yield amount will be recognized over the life of the loans on a level yield basis as an adjustment to yield.

Deposits / Core Deposit Intangibles.

Core deposit intangibles (CDI) represent the value assigned to demand, interest checking, money market and savings accounts acquired as part of an acquisition. The CDI value represents the future economic benefit, including the present value of future tax benefits, of the potential cost savings from acquiring Core Deposits as part of an acquisition compared to the cost alternative funding sources.

Certificates of deposit (time deposits) are not considered to be Core Deposits as they are assumed to have a low expected average life upon acquisition. The fair value of certificates of deposits represents the present value of the certificates’ expected contractual payments discounted by market rates for similar CD’s.

Borrowed Funds.

The present value approach was used to determine the fair value of the borrowed funds acquired during 2012. The fair value of liability represents the present value of the expected payments using the three year FHLB advance rate.